Preferred Stock	12 Months Ended
Dec. 31, 2013
Preferred Stock [Abstract]
Preferred Stock
(13)	Preferred Stock

On January 9, 2009 the Company received $28.0 million of equity capital by issuing to the United States Department of the Treasury (Treasury) 28,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) and a warrant (the Warrant) to purchase up to 500,000 shares of the Company’s common stock. The Preferred stock qualifies as Tier 1 capital and is nonvoting, other than class voting rights on certain matters that could adversely affect the Preferred Stock.  The Preferred Stock may be redeemed by the Company at the liquidation preference of $1,000 per share, plus any accrued and unpaid dividends.  The Warrant may be exercised on or before January 9, 2019 at an exercise price of $8.40 per share.  No voting rights may be exercised with respect to the shares of the Warrant until the Warrant has been exercised.

On January 29, 2013, the Company’s 28,000 shares of Preferred Stock was sold by the Treasury to the public through an auction.  On June 5, 2013, the Company’s Warrant for 500,000 shares of common stock was also sold by the Treasury to the public through an auction.  Neither the sale of the Preferred Stock nor the sale of the Warrant to new investors resulted in any accounting entries and neither transaction had an impact on the Company’s capital position.

The Preferred Stock requires a cumulative cash dividend be paid quarterly at a rate of 5 percent per annum for the first five years and at 9 percent per annum thereafter.  On February 13, 2012, the Company announced the suspension of dividends on Preferred Stock.  Unpaid dividends on the Preferred Stock must be declared and set aside for the benefit of the holders of the Preferred Stock before any dividend may be declared on common stock.  At December 31, 2013 there were accumulated dividends in arrears of $3.12 million, approximately $111 per share, including accrued interest.  Beginning January 9, 2014, cumulated dividends on the Preferred Shares will continue to accrue at a rate of 9 percent per annum.